LONG-TERM DEBT - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 16, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Long-term debt, gross	$ 1,441,250		$ 1,480,000
Less: current portion of long-term debt	24,500		35,000
Less: original issue discount	3,397		3,512
Less: unamortized debt issuance costs	12,029		6,481
Long-term debt, net	1,401,324		1,435,007
Term Loan A-1 Facility | Term Loan
Debt Instrument [Line Items]
Long-term debt, gross	$ 341,250		0
Interest rate on debt instrument (as a percent)	5.73%
Term Loan B-2 Facility | Term Loan
Debt Instrument [Line Items]
Long-term debt, gross	$ 700,000		0
Interest rate on debt instrument (as a percent)	7.37%
2032 Notes | Senior Notes
Debt Instrument [Line Items]
Long-term debt, gross	$ 400,000		0
Interest rate on debt instrument (as a percent)	7.625%	7.625%
Term Loan A Facility | Term Loan
Debt Instrument [Line Items]
Long-term debt, gross	$ 0		$ 297,500
Interest rate on debt instrument (as a percent)			6.94%
Term Loan B-1 Facility | Term Loan
Debt Instrument [Line Items]
Long-term debt, gross	$ 0		$ 1,182,500
Interest rate on debt instrument (as a percent)			8.05%